Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000154646 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.62%
C000154646 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	16.18%
C000154646 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000154646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.64%
C000154646 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000154646 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000154646 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000154646 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000154646 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000154646 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000154646 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.17%)
C000154646 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	89.39%
C000154646 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000154646 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000154646 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.17%)
C000166474 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.12%
C000166474 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000166474 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000166474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166474 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000166474 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166474 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.24%
C000166474 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000166474 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	42.72%
C000166474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000166474 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000166474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000166474 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.83%
C000166475 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000166475 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.09%
C000166475 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000166475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.99%
C000166475 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166475 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.83%
C000166475 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000166475 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000166475 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.48%
C000166475 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000166475 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000166475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000166475 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.68%
C000172043 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	77.68%
C000172043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000172043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000172043 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172043 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000172043 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000172043 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000172043 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173454 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000173454 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.28%
C000173454 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000173454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000173454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000173454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.82%
C000173454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000173454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173454 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000173454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000173454 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000173454 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000173454 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000173454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.73%
C000193921 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.69%
C000193921 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000193921 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.33%
C000193921 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000193921 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	18.34%
C000193921 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000193921 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000193921 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000193921 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000193921 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000193921 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.82%
C000243208 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243208 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.59%
C000243208 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000243208 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000243208 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	31.52%
C000243208 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243208 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.19%
C000243208 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
C000243208 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000243208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.16%)
C000243208 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000199630 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000199630 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000199630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000199630 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000199630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000199630 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000199630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.08%
C000199630 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000199630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000199630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000199630 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	97.83%
C000199630 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000199630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000219817 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	90.83%
C000219817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000219817 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000219817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000219817 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000219817 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000219817 | AssetBonds
Holdings [Line Items]
Percent of Net Asset Value	90.59%
C000219817 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000219817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000219817 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235507 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000235507 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000235507 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000235507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000235507 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000235507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000235507 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.43%
C000254970 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000254970 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000254970 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.59%
C000254970 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.23%
C000254970 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.52%
C000254970 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000254970 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254970 | China
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000254970 | France
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000254970 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000254970 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000254970 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000254970 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000254970 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000254970 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000254970 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000254970 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000254970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000254970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.04%